           THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES

                        SUPPLEMENT DATED MARCH 27, 2006
                                      TO
                         PROSPECTUS DATED MAY 2, 2005

The following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER:" in the Prospectus.

Effective February 1, 2006, the Account's investment is managed by a team of portfolio managers, sector specialists and other investment professionals who work for both Salomon Brothers Asset Management Inc ("SBAM"), and Western Asset Management Company ("Western Asset"). SBAM and Western Asset are each wholly-owned subsidiaries of Legg Mason, Inc., a financial services holding company. SBAM, located at 399 Park Avenue, New York, New York 10022, was established in 1987 and together with SBAM affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of December 31, 2005, SBAM had approximately $79 billion in assets under management.

Western Asset was formed in January 1982, and had approximately $187 billion in assets under management as of December 31, 2005. Western Asset is located at 385 East Colorado Boulevard, Pasadena, California 91101.

The table below sets forth the names and business experience of the Account's portfolio managers.

Account                        Portfolio Manager         Business Experience
---------------------------------------------------------------------------------

THE TRAVELERS QUALITY BOND     S. Kenneth Leech          Chief Investment Officer
ACCOUNT FOR VARIABLE ANNUITIES (Since February 1, 2006)
                               SBAM
                               399 Park Avenue
                               New York, New York 10043

                               Stephen A. Walsh          Deputy Chief Investment
                               (Since February 1, 2006)  Officer
                               SBAM
                               399 Park Avenue
                               New York, New York 10043

                               Edward A. Moody           Portfolio Manager
                               (Since February 1, 2006)
                               SBAM
                               399 Park Avenue
                               New York, New York 10043

                               Carl L. Eichstaedt        Portfolio Manager
                               (Since February 1, 2006)
                               SBAM
                               399 Park Avenue
                               New York, New York 10043

                               Mark Lindbloom            Portfolio Manager
                               (Since February 1, 2006)
                               SBAM
                               399 Park Avenue
                               New York, New York 10043

Mr. S. Kenneth Leech and Mr. Stephen A. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the Account's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Account invests.
Mr. Edward Moody, Mr. Carl Eichstaedt and Mr. Mark Lindbloom are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

Mr. Leech and Mr. Walsh have been employed as portfolio managers for Western Asset for the past five years. Mr. Leech has been Chief Investment Officer of Western Asset since 1990. Mr. Walsh has been Deputy Chief Investment Officer of Western Asset since 1991.

Mr. Moody has been employed as a portfolio manager for Western Asset for the past five years.

Mr. Eichstaedt has been a portfolio manager for Western Asset since 1991.

Mr. Lindbloom joined Western Asset in 2006. Prior to this, Mr. Lindbloom was a managing director of SBAM and a senior portfolio manager responsible for managing its Mortgage/Corporate Group and was associated with Citigroup, Inc. or its predecessor companies since 1986.

Date March 27, 2006